Shareholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Schedule of Stock Based Compensation Expenses

The following table shows the stock-based compensation expense included in the accompanying condensed consolidated statements of operations for the three and nine months ended September 30, 2013 and 2012 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Costs and expenses:
Research and development	$41	$8	$98	$85
General and administrative	93	97	240	299

Total stock-based compensation expense	$134	$105	$338	$384

The following table shows stock-based compensation expense included in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2012 and 2011, respectively (in thousands, except per share amounts):

	2012	2011
Costs and Expenses
Research and development	$102	$160
General and administrative	371	373

Total stock-based employee compensation expense	$473	$533

Impact on basic and diluted net loss per common share	$(0.00)	$(0.00)

Schedule of Activity Under Stock Option plan

Stock Option Activity

The following is a summary of activity under the 1996 Plan, the 2005 Plan and the Directors’ Plan for the nine months ended September 30, 2013:

Shares Available for Future Grant
Balance at January 1, 2013	2,954,024
Options granted	(630,000)
Increase in authorized shares	40,000,000
Options cancelled	40,900
Restricted share awards granted	(713,333)

Balance at September 30, 2013	41,651,591

	Options Outstanding
	Number of Shares	Exercise Price Range			Weighted Average Exercise Price
Balance at January 1, 2013	6,755,200	$0.12	—	$12.00	$0.83
Options granted	630,000	$0.12	—	$0.15	$0.15
Options cancelled	(40,900)	$4.75	—	$9.45	$5.81

Balance at September 30, 2013	7,344,300	$0.12	—	$12.00	$0.78

The following is a summary of activity under the 1996 Plan, the 2005 Plan and the Directors’ Plan as of December 31, 2012:

		Options Outstanding
	Shares Available for Grant of Option or Award	Number of Shares	Price per Share			Weighted Average Exercise Price
Balance at December 31, 2010	1,959,278	6,354,758	$0.12	—	$64.69	$1.32
Options granted	(743,000)	743,000	$0.17	—	$0.19	$0.18
Restricted stock awards granted	(1,091,448)	—	—	—	—	—
Restricted stock units granted	(78,947)	—	—	—	—	—
Options cancelled	254,250	(254,250)	$0.25	—	$64.69	$5.19
Restricted share awards cancelled	450,000	—	—	—		—

Balance at December 31, 2011	750,133	6,843,508	$0.12	—	$24.10	$1.05
Options granted	(560,000)	560,000	$0.15	—	$0.15	$0.15
Increase in authorized shares	4,000,000	—	—	—	—	—
Options cancelled	648,308	(648,308)	$0.13	—	$24.10	$2.52
Restricted stock awards granted	(1,884,417)	—	$—	—	$—	$—

Balance at December 31, 2012	2,954,024	6,755,200	$0.12	—	$12.00	$0.83

Summary of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price Range	Number Of Shares	Weighted Average Remaining Contractual Life (In Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$0.12 – $0.15	916,000	8.64	$0.14	634,500	$0.14
$0.16 – $0.17	743,000	6.82	0.16	689,375	0.16
$0.18 – $0.18	1,344,000	7.72	0.18	1,344,000	0.18
$0.19 – $0.23	450,000	8.13	0.19	450,000	0.19
$0.25 – $0.25	721,500	6.06	0.25	677,654	0.25
$0.39 – $1.37	734,300	4.88	0.98	734,300	0.98
$1.41 – $1.70	966,500	4.38	1.63	966,500	1.63
$1.80 – $3.77	711,900	3.58	2.03	711,900	2.03
$4.20 – $10.80	146,000	1.38	5.93	146,000	5.93
$12.00 – $12.00	22,000	1.16	12.00	22,000	12.00

	6,755,200	6.21	$0.83	6,376,229	$0.87

Schedule of Unvested Restricted Stock and Performance Bonus Stock Award

A summary of the activity of the Company’s unvested restricted stock and performance bonus stock award activities for the years ending December 31, 2012 and 2011 is presented below. The ending balances represent the maximum number of shares that could be earned or vested under the 2005 Plan:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2010	2,448,273	$0.44
Restricted stock awards granted	1,091,448	0.18
Restricted share awards vested	(2,150,745)	0.17
Restricted share awards cancelled	(450,000)	1.60

Balance at December 31, 2011	938,976	0.19
Restricted stock awards granted	1,884,417	0.14
Restricted share awards vested	(1,370,309)	0.16

Balance at December 31, 2012	1,453,084	0.14

Employee Stock Purchase Plan

$98,000 for the years ended December 31, 2012 and 2011, respectively. The fair value of employee stock purchase rights under the ESPP is determined using the Black-Scholes option pricing model and the following weighted average assumptions:

	Years Ended December 31,
	2012	2011
Employee Stock Purchase Plan
Dividend yield	0.0%	0.0%
Volatility factor	105.3%	105.3%
Risk-free interest rate	1.0%	1.0%
Expected life (years)	2.00	2.00
Weighted-average fair value of purchase rights granted during the period	$0.12	$0.12

Schedule of Stock Based Compensation Valuation Assumption

paying dividends in the near future. The weighted average assumptions for employee and non-employee options are as follows:

	Years Ended December 31
	2012	2011
Dividend yield	0.0%	0.0%
Volatility factor	172.0%	124.5%
Risk-free interest rate	0.8%	1.7%
Expected term (years)	5.3	5.5
Weighted-average fair value of options granted during the periods	$0.14	$0.15